Credit facilities and long-term debt - Undrawn Borrowing Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 254,623	$ 202,346
Expiring within one year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	132,864	132,466
Expiring beyond one year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 121,759	$ 69,880